Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

19Leases

Leases as lessee

The Group leases administrative offices and a warehouse. The leases, which the Group normally enters into, typically run for a period of 2 to 6 years, with an option to renew the lease after that date. One lease for the administrative offices expired in 2025 (Jersey, Channel Islands). The South African administrative office lease entered in during 2024 expires in 2028 and the warehouse lease entered in during 2024 expires in 2026. The Harare (Zimbabwe) administrative office lease that was renewed during 2025 expires in 2026. The Bulawayo (Zimbabwe) administrative office lease that was entered in 2025 expires in 2028. The Jersey, Channel Islands administrative office lease entered in during 2025 expires in 2032.

Information about leases for which the Group is a lessee is presented below.

19.1Amounts recognised in the statement of financial position

Right of use assets

Right of use assets related to leased properties are presented as part of property, plant and equipment.

	2025	2024
Balance at January 1	288	156
Depreciation	(299)	(127)
Additions	1,072	265
Derecognition	(248)	(256)
Derecognition - accumulated depreciation	248	256
Foreign currency movement	28	(6)
Balance at December 31	1,089	288

In 2025 the Right use of assets was removed from Property, plant and equipment and disclosed separately in the Statement of Financial Position.

Lease liabilities

	2025	2024
Balance at January 1	294	208
Additions to lease liability	1,072	265
Finance cost	93	10
Lease payments	(337)	(182)
Foreign currency movement	57	(7)
Balance at December 31	1,179	294

19.2Amounts recognised in profit or loss

	2025	2024	2023
Finance cost on lease liabilities (note 15)	93	10	22
Unrealised foreign exchange (loss) gain	(29)	1	(5)
Depreciation	299	127	124
	363	138	141

19Leases (continued)

19.3Amounts recognised in statement of cash flows

	2025	2024	2023
Total cash outflow for leases - principal	244	172	162
Total cash outflow for leases - finance cost	93	10	22
Total cash outflow for leases - payments	337	182	184

19.4Maturity of lease liabilities

The maturity of lease liabilities are as follows as at December 31:

	2025	2024
Less than one year	349	121
One to two years	315	82
Two to three years	326	73
Three to four years	112	79
Four to five years	112	—
More than five years	168	—
Total lease payments	1,382	355
Finance cost	(203)	(61)
Present value of lease liabilities	1,179	294